Derivative financial instruments - Pre-tax impact of cash flow and net investment hedges on reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Derivative financial instruments
Losses in cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	$ 18	$ 176
FX risk
Derivative financial instruments
Loss relating to discontinued hedges	146	210
Cash Flow and Net Investment Hedges
Derivative financial instruments
Balance as at beginning of year	276	(59)
Net gains/(losses) from changes in fair value	1,304	296
Transferred to interest income	(434)	39
Balance as at end of year	1,146	276
Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Balance as at beginning of year	394	73
Net gains/(losses) from changes in fair value	1,224	352
Transferred to interest income	(471)	(31)
Balance as at end of year	1,147	394
Cash Flow and Net Investment Hedges | FX risk
Derivative financial instruments
Balance as at beginning of year	(118)	(132)
Net gains/(losses) from changes in fair value	80	(56)
Transferred to interest income	37	70
Balance as at end of year	(1)	(118)
Net investment hedges
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	236	(198)
Parent Entity
Derivative financial instruments
Losses in cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	18	176
Parent Entity | FX risk
Derivative financial instruments
Loss relating to discontinued hedges	149	214
Parent Entity | Cash Flow and Net Investment Hedges
Derivative financial instruments
Balance as at beginning of year	194	30
Net gains/(losses) from changes in fair value	881	177
Transferred to interest income	(445)	(13)
Balance as at end of year	630	194
Parent Entity | Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Balance as at beginning of year	243	83
Net gains/(losses) from changes in fair value	846	201
Transferred to interest income	(460)	(41)
Balance as at end of year	629	243
Parent Entity | Cash Flow and Net Investment Hedges | FX risk
Derivative financial instruments
Balance as at beginning of year	(49)	(53)
Net gains/(losses) from changes in fair value	35	(24)
Transferred to interest income	15	28
Balance as at end of year	1	(49)
Parent Entity | Net investment hedges
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	$ 15	$ (41)